Segment Information - Summary of Group's Revenues Segregated Between Domestic and Export Sales (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Group's Revenues Segregated Between Domestic and Export Sales [Line Items]
Revenue	₽ 402,074	₽ 265,454	₽ 287,153
Domestic - Russia [member]
Disclosure of Group's Revenues Segregated Between Domestic and Export Sales [Line Items]
Revenue	218,953	156,584	170,851
Domestic - other [member]
Disclosure of Group's Revenues Segregated Between Domestic and Export Sales [Line Items]
Revenue	49,778	28,491	28,469
Country of domestic countries [member]
Disclosure of Group's Revenues Segregated Between Domestic and Export Sales [Line Items]
Revenue	268,731	185,075	199,320
Export [member]
Disclosure of Group's Revenues Segregated Between Domestic and Export Sales [Line Items]
Revenue	₽ 133,343	₽ 80,379	₽ 87,833